S000038959 [Member] Investment Strategy - Midas Special Opportunities	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, in pursuit of its investment objective, the Fund may invest in any security type (e.g., common and preferred stocks, bonds, convertible securities, etc.) and in companies of any size, industry or sector, including both domestic and foreign companies. Generally, the Investment Manager seeks to invest in what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund’s investment objective, or when the Fund must raise cash to meet shareholder redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund’s investment objective, the Investment Manager may use a seasonal investing strategy to invest the Fund’s assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, taxable events, and other calendar related phenomena. The Investment Manager’s analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may trade securities actively in pursuit of its investment objective.
The Fund may, from time to time, under adverse market, economic, political, or other conditions, take a defensive position, sell securities short, and/or invest some or all of its assets in cash, bank deposits, money market funds, money market securities of U.S. and foreign issuers, short term bonds, repurchase agreements, or similar investments. When the Fund takes a defensive position, it may not achieve its investment objective.